UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2016

Fund Adviser:

The Roosevelt Investment Group, Inc.

730 Third Avenue

23rd Floor

New York, NY 10017

Toll Free: (877) 322-0576

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited)

For the six month period ending May 31, 2016, the Roosevelt Multi-Cap Fund (the “Fund”) returned -1.18% for the Investor Class, and -1.10% for the Institutional Class, underperforming the Russell 3000 Index 1.29% gain and the S&P 500 Index 1.93% gain.

The Fund fared well in the Health Care sector, significantly outperforming the Russell 3000 by 7.34% over this period. Portfolio holding Edward Lifesciences Corp. (EW) was the top performer in the sector, as the stock gained 22.6%. However, while share price appreciation has driven the stock to a multi-year high, we believe aggressive investor expectations negatively skew the risk/reward of holding this security, and therefore exited the position. The Fund also outperformed in the Industrials sector, with portfolio holding Northrup Grumman Corp. (NOC) leading outperformance in this space, as the stock gained 14.6% over this period. We believe the environment for Northrop’s core business is favorable, with the U.S. defense budget inflecting from decline to growth, while tensions in the Middle East and Asia are creating greater interest in defense spending by U.S. allies.

Our most challenged area was the Financials sector. Portfolio holding Morgan Stanley (MS) was our weakest holding, and drove underperformance in the sector, with the stock declining 33.5% over the period. Concerns about global growth, banking regulation, and the flattening yield curve have weighed on expectations for the company’s ability to drive its returns on equity to acceptable levels, in our view, and we therefore exited the position. The Fund also lagged in the Information Technology sector, with portfolio holding Manhattan Associates, Inc. (MANH) the top detractor. While we continue to expect growth in e-commerce and wage pressure at retailers to drive sales for Manhattan Associates, in line with our investment thesis, we have greater conviction in other investment ideas, and therefore chose to exit this holding.

Overall, we currently have a constructive outlook on the market. Certainly risks abound, but we continue to believe that economic growth is poised to accelerate, which should support corporate profits. In recent years there has been a pronounced seasonality to economic activity during the first quarter. We believe that this may, in part, be a result of distortions in the seasonality adjustments used to calculate GDP, and therefore would not be surprised to see a similar pattern play out again this year. We also believe that consumption has the potential to drive growth in the quarters ahead should wages continue to firm. In this regard, even the feeble May jobs report contained a silver lining in that wages grew by a solid 2.5% from the period a year ago. We also believe that industrial activity may soon strengthen after having been pressured by weakness in the energy sector. Additionally, we note that industrial capital spending tends to correlate with rig counts, the latter of which had been declining consistently due to the collapse in oil prices. In our view, the recent stabilization of the rig count augurs well for future industrial activity.

Risk factors include the U.S. election, which we believe has been, and is likely to continue to be, a source of volatility for capital markets. In the UK, we remain concerned about the economic and financial market impact of Brexit. Finally, we would certainly have to reconsider our optimism regarding the outlook for the domestic economy should the labor market weaken considerably. We will continue to carefully monitor labor market trends.

Our tone is optimistic, but we remain cognizant of these risks as we continue to seek to preserve and grow purchasing power over time.

1

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended May 31, 2016)

	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Investor Class	-1.18%	-4.63%	6.62%	5.65%
Roosevelt Multi-Cap Fund – Institutional Class (a)	-1.10%	-4.40%	6.91%	5.93%
Russell 3000® Index**	1.29%	0.22%	11.15%	7.39%
S&P 500® Index**	1.93%	1.72%	11.67%	7.41%

Total annual operating expenses, as disclosed in the Roosevelt Multi-Cap Fund’s (the “Fund”) prospectus dated March 29, 2016, were 1.19% of average daily net assets for the Investor Class and 0.94% for the Institutional Class. Additional information pertaining to the Fund’s expense ratios as of May 31, 2016 can be found in the financial highlights.

(a)

The Institutional Class commenced operations on October 16, 2012. This performance reflects the Fund’s Investor Class for periods prior to October 16, 2012. Unlike Institutional Class shares, Investor Class shares bear a 12b-1 fee of 0.25%. This difference is reflected in the performance information. Accordingly, had the Institutional Class of the Fund been operational for periods prior to October 16, 2012, the performance information would have been different as a result of lower annual operating expenses.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The S&P 500® Index and the Russell 3000® Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, Member FINRA.

2

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2015 to May 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid For The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund	Beginning Account Value December 1, 2015		Ending Account Value May 31, 2016		Expenses Paid for the Period*
Investor Class Actual expenses Hypothetical expenses**	$ $	1,000.00 1,000.00	$ $	988.20 1,019.07	$ $	5.79 5.88
Institutional Class Actual expenses Hypothetical expenses**	$ $	1,000.00 1,000.00	$ $	989.00 1,020.42	$ $	4.55 4.62
*	Expenses are equal to the Fund’s annualized expense ratio (1.17% for Investor Class and 0.92% for Institutional Class) multiplied by the average account value over the period, multiplied by 183/366.

**	Assumes a 5% return before expenses.

4

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 (Unaudited)

COMMON STOCKS – 95.28%	Shares	Fair Value
Consumer Discretionary – 17.30%
Amazon.com, Inc. *	1,611	$1,164,415
Bright Horizons Family Solutions, Inc. *	19,709	1,276,946
Darden Restaurants, Inc.	19,478	1,321,193
Home Depot, Inc./The	27,450	3,626,694
Lear Corp.	7,854	932,741
Michael Kors Holdings Ltd. *	45,232	1,932,311
Newell Rubbermaid, Inc.	32,040	1,527,988
Royal Caribbean Cruises Ltd.	11,758	909,952
ServiceMaster Global Holdings, Inc. *	11,235	429,626
Walt Disney Co./The	16,257	1,613,020
Wyndham Worldwide Corp.	12,795	862,255

		15,597,141

Consumer Staples – 2.74%
ConAgra Foods, Inc.	53,980	2,466,886

Energy – 6.35%
Concho Resources, Inc. *	8,747	1,061,361
EOG Resources, Inc.	24,659	2,006,256
Hess Corp.	14,455	866,288
Schlumberger Ltd.	23,422	1,787,099

		5,721,004

Financials – 18.01%
Berkshire Hathaway, Inc. – Class B *	15,554	2,185,959
CBOE Holdings, Inc.	20,494	1,304,443
CBRE Group, Inc. *	64,914	1,937,683
CME Group, Inc.	20,252	1,982,468
Goldman Sachs Group, Inc./The	5,641	899,627
Prudential Financial, Inc.	11,447	907,175
SunTrust Banks, Inc.	54,518	2,388,979
U.S. Bancorp	42,096	1,802,551
Wells Fargo & Co.	55,677	2,823,937

		16,232,822

Health Care – 8.08%
Allergan PLC *	6,111	1,440,668
Bristol-Myers Squibb Co.	15,476	1,109,629
Cerner Corp. *	24,424	1,358,219
Pfizer, Inc.	97,312	3,376,726

		7,285,242

Industrials – 17.42%
Allegion PLC	23,422	1,584,264
Eaton Corp. PLC	20,762	1,279,562
Honeywell International, Inc.	19,965	2,272,616
Joy Global, Inc.	21,162	360,389
Lockheed Martin Corp.	8,345	1,971,339

See accompanying notes which are an integral part of these financial statements.

5

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2016 (Unaudited)

COMMON STOCKS – 95.28%– continued	Shares	Fair Value
Industrials – 17.42% – continued
Masco Corp.	51,563	$1,683,016
Northrop Grumman Corp.	13,349	2,838,932
Old Dominion Freight Line, Inc. *	22,961	1,477,540
Union Pacific Corp.	15,501	1,305,029
United Rentals, Inc. *	13,286	925,636

		15,698,323

Information Technology – 17.13%
Alphabet, Inc. – Class A *	3,895	2,916,771
Apple, Inc.	28,112	2,807,264
F5 Networks, Inc. *	12,511	1,378,712
Facebook, Inc. – Class A *	15,163	1,801,516
Microchip Technology, Inc.	32,888	1,699,652
QUALCOMM, Inc.	16,620	912,770
VeriSign, Inc. *	14,727	1,258,569
Visa, Inc. – Class A	33,752	2,664,383

		15,439,637

Materials – 6.25%
Alcoa, Inc.	93,203	863,992
Ecolab, Inc.	7,826	917,520
EI du Pont de Nemours & Co.	23,306	1,524,446
Lyondellbasell Industries NV – Class A	9,787	796,270
Sherwin-Williams Co./The	5,266	1,532,880

		5,635,108

Utilities – 2.00%
NextEra Energy, Inc.	15,023	1,804,563

TOTAL COMMON STOCKS (Cost $78,449,882)		85,880,726

MONEY MARKET SECURITIES – 5.05%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.37% (a)	4,546,832	4,546,832

TOTAL MONEY MARKET SECURITIES (Cost $4,546,832)		4,546,832

TOTAL INVESTMENTS – 100.33% (Cost $82,996,714)		90,427,558

Liabilities In Excess of Other Assets – (0.33)%		(294,959)

NET ASSETS – 100.00%		$90,132,599

(a)	Rate disclosed is the seven day effective yield as of May 31, 2016.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

6

ROOSEVELT MULTI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

Assets
Investments in securities at fair value (cost $82,996,714)	$90,427,558
Receivable for fund shares sold	6,899
Receivable for investments sold	1,708,672
Dividends receivable	230,984

Total Assets	92,374,113

Liabilities
Payable for fund shares redeemed	341,539
Payable for investments purchased	1,812,739
Payable to Adviser	69,181
Accrued 12b-1 fees – Investor class	11,718
Payable to trustees	6,337

Total Liabilities	2,241,514

Net Assets	$90,132,599

Net Assets consist of:
Paid-in capital	$81,629,086
Accumulated undistributed net investment income	372,256
Accumulated undistributed net realized gain from investment transactions	700,413
Net unrealized appreciation on investments	7,430,844

Net Assets	$90,132,599

Net Assets: Investor Class	$26,740,156

Shares outstanding (unlimited number of shares authorized, no par value)	1,933,776

Net asset value, offering and redemption price per share	$13.83

Net Assets: Institutional Class	$63,392,443

Shares outstanding (unlimited number of shares authorized, no par value)	4,535,375

Net asset value, offering and redemption price per share	$13.98

See accompanying notes which are an integral part of these financial statements.

7

ROOSEVELT MULTI-CAP FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2016 (Unaudited)

Investment Income
Dividend income	$840,399

Total investment income	840,399

Expenses
Investment Adviser fee	444,910
12b-1 fee – Investor class	42,012
Trustee expenses	6,156
Other expenses	201

Total expenses	493,279

Net investment income	347,120

Net Realized and Unrealized Gain (Loss)
Net realized gain on investment securities transactions	947,532
Net change in unrealized appreciation of investment securities	(3,377,768)

Net realized and unrealized loss on investments	(2,430,236)

Net decrease in net assets resulting from operations	$(2,083,116)

See accompanying notes which are an integral part of these financial statements.

8

ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$347,120	$985,578
Net realized gain on investment securities transactions	947,532	16,814,361
Net change in unrealized appreciation of investment securities	(3,377,768)	(17,401,880)

Net increase (decrease) in net assets resulting from operations	(2,083,116)	398,059

Distributions
From net investment income – Investor Class	(153,531)	(216,717)
From net investment income – Institutional Class	(412,642)	(409,483)
From net realized gains – Investor Class	(7,136,640)	(12,161,388)
From net realized gains – Institutional Class	(9,927,312)	(11,085,719)

Total distributions	(17,630,125)	(23,873,307)

Capital Transactions – Investor Class
Proceeds from shares sold	626,205	5,801,995
Reinvestment of distributions	7,042,764	11,884,387
Amount paid for shares redeemed	(18,957,280)	(45,012,377)

Total Investor Class	(11,288,311)	(27,325,995)

Capital Transactions – Institutional Class
Proceeds from shares sold	14,539,723	14,368,067
Reinvestment of distributions	8,885,239	9,139,655
Amount paid for shares redeemed	(16,659,018)	(24,931,696)

Total Institutional Class	6,765,944	(1,423,974)

Net decrease in net assets resulting from capital transactions	(4,522,367)	(28,749,969)

Total Decrease in Net Assets	(24,235,608)	(52,225,217)

Net Assets
Beginning of period	114,368,207	166,593,424

End of period	$90,132,599	$114,368,207

Accumulated undistributed net investment income included in net assets at end of period	$372,256	$591,309

Share Transactions – Investor Class
Shares sold	46,151	328,255
Shares issued in reinvestment of distributions	507,038	702,783
Shares redeemed	(1,462,912)	(2,647,045)

Total Investor Class	(909,723)	(1,616,007)

Share Transactions – Institutional Class
Shares sold	1,124,029	843,321
Shares issued in reinvestment of distributions	633,303	536,050
Shares redeemed	(1,222,124)	(1,455,203)

Total Institutional Class	535,208	(75,832)

Net decrease in shares outstanding	(374,515)	(1,691,839)

See accompanying notes which are an integral part of these financial statements.

9

ROOSEVELT MULTI-CAP FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Year Ended November 30, 2014	Year Ended November 30, 2013	Year Ended November 30, 2012	Year Ended November 30, 2011
Selected Per Share Data:
Net asset value, beginning of period	$16.60		$19.43		$20.09	$16.23	$15.99	$16.45

Investment Operations:
Net investment income (loss)	0.04		0.13		0.03	0.01 (a)	0.03	(0.03)
Net realized and unrealized gain (loss)	(0.23)		(0.13	)(b)	1.34	4.10	1.69	(0.42)

Total from investment operations	(0.19)		–	(c)	1.37	4.11	1.72	(0.45)

Less distributions to shareholders:
From net investment income	(0.05)		(0.05)		–	(0.05)	–	(0.01)
From net realized gain	(2.53)		(2.78)		(2.03)	(0.20)	(1.48)	–

Total distributions	(2.58)		(2.83)		(2.03)	(0.25)	(1.48)	(0.01)

Net asset value, end of period	$13.83		$16.60		$19.43	$20.09	$16.23	$15.99

Total Return (d)	(1.18	)%(e)	(0.24)%		7.32%	25.37%	11.87%	(2.75)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$26,740	(f)	$47,215		$86,627	$114,119	$162,359	$150,378
Ratio of net expenses to average net assets	1.17	%(f)	1.17%		1.16%	1.16%	1.25%	1.26%
Ratio of net investment income (loss) to average net assets	0.51	%(f)	0.60%		0.13%	0.06%	0.17%	(0.13)%
Portfolio turnover rate	53	%(e)	89%		87%	86%	116%	150%

(a)	Per share net investment income has been calculated using the average shares method.

(b)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(c)	Rounds to less than $0.005.

(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e)	Not annualized

(f)	Annualized

See accompanying notes which are an integral part of these financial statements.

10

ROOSEVELT MULTI-CAP FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Year Ended November 30, 2014	Year Ended November 30, 2013	Period Ended November 30, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$16.79		$19.62	$20.22	$16.24	$16.17

Investment Operations:
Net investment income	0.07		0.15	0.07	0.12 (b)	0.02	(b)
Net realized and unrealized gain (loss)	(0.24)		(0.10)	1.36	4.07	0.05

Total from investment operations	(0.17)		0.05	1.43	4.19	0.07

Less distributions to shareholders:
From net investment income	(0.11)		(0.10)	–	(0.01)	–
From net realized gain	(2.53)		(2.78)	(2.03)	(0.20)	–

Total distributions	(2.64)		(2.88)	(2.03)	(0.21)	–

Net asset value, end of period	$13.98		$16.79	$19.62	$20.22	$16.24

Total Return (c)	(1.10	)%(d)	0.07%	7.60%	25.77%	0.43	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$63,392		$67,153	$79,966	$69,942	$1,881
Ratio of expenses to average net assets	0.92	%(e)	0.92%	0.91%	0.91%	0.91	%(e)
Ratio of net investment income to average net assets	0.80	%(e)	0.84%	0.40%	0.64%	1.62	%(e)
Portfolio turnover rate	53	%(d)	89%	87%	86%	116	%(d)

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.

(b)	Per share net investment income has been calculated using the average shares method.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2016 – (Unaudited)

NOTE 1. ORGANIZATION

The Fund was organized as a diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group, Inc. (“Roosevelt” or the “Adviser”).

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 21, 2001; and Institutional Class shares were first offered to the public on October 16, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

12

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

During the period ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders on at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

13

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as

14

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$85,880,726	$—	$—	$85,880,726
Money Market Securities	$4,546,832	$—	$—	$4,546,832
Total	$90,427,558	$—	$—	$90,427,558
*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended May 31, 2016.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a “universal fee.” The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund.

For the six months ended May 31, 2016, the Adviser earned $444,910 from the Fund for its advisory services. At May 31, 2016, the Fund owed the Adviser $69,181 for these services.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. The Adviser pays all administration, accounting, transfer agent and compliance services on behalf of the Fund per the Agreement.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Incorporated (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. A Trustee of the Trust is a

15

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

member of management of the Custodian; this Trustee and the officers of the Trust that are employees of Ultimus may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Investor Class in connection with the promotion and distribution of Investor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. For the period ended May 31, 2016, the Fund accrued 12b-1 Expenses for the Investor Class of $42,012 of which $11,718 was unpaid at May 31, 2016.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$51,087,011
Sales	$75,234,524

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2016.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2016, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 27.90% of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$8,312,103
Gross depreciation	(1,102,557)

Net appreciation on investments	$7,209,546

At May 31, 2016, the aggregate cost of securities for federal income tax purposes was $83,218,012.

16

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The tax character of distributions paid during the fiscal year ended November 30, 2015 was as follows:

Ordinary income	$626,200
Long-term capital gain	23,247,107

Total distributions paid	$23,873,307

At November 30, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$566,156
Undistributed long-term capital gains	17,063,284
Net unrealized appreciation	10,587,314

$28,216,754

At November 30 2015, the difference between book basis and tax-basis unrealized appreciation was primarily attributable to wash sale losses.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

17

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers of the Trust and is available without charge, upon request. You may call toll-free at (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the period ended June 30 is available without charge upon request by (1) calling the Fund at (877) 322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Bo Howell, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

The Roosevelt Investment Group, Inc.

730 Third Avenue, 23rd Floor

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

18

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Symons Value

Institutional Fund

Semi-Annual Report

May 31, 2016

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

SYMONS VALUE INSTITUTIONAL FUND MARKET DISCUSSION AND OUTLOOK

We want to thank all of our shareholders for their support and loyalty since the inception of the Symons Value Institutional Fund (the “Fund”) (SAVIX). Symons Capital Management, Inc. (the “Adviser”) constantly strives both to produce superior absolute long-term returns and to provide excellent service and accessibility.

For the six months ended May 31, 2016, the Fund’s return was 6.55% versus the Russell 3000® Value Index return of 2.88%. Since the inception of the Fund on December 22, 2006 through May 31, 2016, the Fund has an annualized return of 6.22% versus the Russell 3000® Value Index return of 4.85%. The commentary below provides additional insight into our investment research and portfolio management thought process.

THE BIG PICTURE

Since the Global Financial Crisis of 2008-09, the unprecedented market interventions by the Federal Reserve (the “Fed”) and other central banks around the world to support financial asset prices, create excess money, and suppress interest rates have created declining economic growth and the illusion of low-risk financial markets. Central banks have, at least temporarily, been able to mask the underlying real risks of the traditional business cycle through which financial excesses are revealed and imprudent investors suffer losses. While central banks are exceptionally powerful economic players, it is fair to say that their asset buying and interest rate suppression have not worked to strengthen economies. We continue to see slowing economic growth worldwide and an increasing number of countries in actual recession.

We also continue to see growing global debt, whether sovereign, business or consumer. Ultimately, countries, companies and consumers using debt to provide the cash flow necessary to “stay alive” is not a sustainable plan because more debt does not make the debtor any more viable or profitable.

Nevertheless, because of the power of most central banks to print money, it is difficult to judge where this unsustainable process will end. Nevertheless, end it will. Financial asset prices that have been artificially pushed up cannot be sustained forever in the face of worldwide economic decline and growing debt burdens. The bottom line is that ZIRP (Zero Interest Rate Policy) and QE (Quantitative Easing) have not generated stronger economies, a stronger consumer or stronger employment and wage growth. The current situation is similar to the housing bubble the Fed encouraged before the 2008 Crisis, when we were assured that housing prices never go down. The Fed, again, is pushing on a string. For its policies to be effective, people have to believe in them and the interventions have to be greater than before. Nevertheless, belief may be on the wane, and interventions have become marginally smaller rather than larger.

The U.S. stock market had a notably volatile first quarter in 2016, and increased volatility generally is a negative leading indicator. Having stocks with expensive valuations, decreasing earnings and decreasing forward earnings estimates is a situation where caution is warranted. The U.S. stock market is just about the only major market in the world that has yet to see some significant decline from the top – and the operative word is “yet.” If the only bullish support for investors to stand on is the hope of further government charity, then it is fair to say that investors are standing on a dangerously slender reed.

After seven years of failed interventions, does the Fed have a Plan B? One, apparently remote, possibility would be for the Fed to allow the markets to determine financial asset prices and interest rates, to allow the business cycle to cull insolvent banks and businesses, and so to allow the creation of a sustainable foundation for economic growth. Good policy should lead to good outcomes, but since 2008, we have experienced policies that have resulted in slow and now declining economic growth, and increasing debt. It is not a happy picture.

THE ECONOMY AND INVESTMENT MARKETS

We see a range of disappointing economic information worldwide. The U.S. business inventory-to-sales ratio has risen to the highest since 2009 at 1.4, as consumer purchasing continues to slow. S&P 500 earnings continue to decline quarter by quarter. Export growth is declining worldwide. The worldwide oil market is greatly oversupplied, stressing oil-exporting countries and U.S. energy companies. Chinese data has continued to weaken across the board – industrial production, retail sales, fixed asset investment and GDP. Japan is an economic basket case. The European Central Bank continues to promise to buy more and more financial assets (QE) to support weakened banks with their bad loans. In addition, the Fed continues to hint that it will raise interest rates further, however slowly, giving another push to slower U.S. economic activity.

For the U.S. economy, while we have weakening economic activity and relatively low long-term interest rates, core inflation (which excludes food and energy) is showing some increase due to rising housing and health care costs. At the same time, wages are not going up. This environment creates difficult conditions for consumers – prices rise but incomes do not. The overall environment is quite a dilemma for the Fed: the economy is weakening, inflation may be strengthening, and stock market price levels at the writing of this letter still are below their May 2015 peak – struggling to stay around the same level they were 18 months ago.

In this environment, our macro research has helped us to build a defensive portfolio that is easy to hold. It consists of consumer staples stocks, utilities stocks, Real Estate Investment Trusts (“REITs”) and other high quality stocks, plus some cash. We currently have little to no holdings in banks, technology, materials or energy, although we are always open to the right opportunity in any sector. That said, the energy and banking sectors are interesting and interrelated. Many banks have significant loan exposures to energy companies. It is likely that there will be a shakeout. At that point, banks holding energy loans will be forced to take losses – unless they are bailed out once again.

If the energy shakeout is allowed to follow the cleansing path of a normal business cycle, then we expect to see attractive energy investment opportunities at some point, when the excesses of imprudent energy investors and lenders get wiped out, resulting in a healthier energy industry that allows stronger competitors to thrive. Banks have yet additional problems due to a flat yield curve and a slower economy where profitable businesses have little reason to borrow.

All the risks that the Fed has suppressed are still there. They are just waiting for some unexpected event to release them into the markets. Economic risk does not disappear; it can only be delayed and transferred. The lesson of history is that no small group of individuals, such as the Fed’s Board of Governors, has ever had the knowledge and wisdom necessary to determine the outcome of the complex, interwoven economic decisions of human society. What we now see in response to the Global Financial Crisis of 2008-09 is that the huge financial entity bailouts have not worked and the Fed stimulus policies have not worked. Both have amounted to trillion dollar payoffs to selected entities, and they show the futility of a country trying to spend itself into economic prosperity. Unfortunately, we continue to see the U.S., Europe, Japan and China following this historically unsuccessful path. Our response is caution and patience in our view of the investment markets.

EQUITY STRATEGIES AND PORTFOLIO MANAGEMENT

At Symons Capital Management, we strive for both long-term absolute returns and relative returns with a focus on risk-management and downside protection over a full market cycle. In short, we consider ourselves risk managers. We try to straddle the line between relative and absolute performance. When valuations are cheap, we are happy to focus on being relative value managers, but when valuations make the market dangerous on average (in our opinion the last six years), we tend to become more cautious. When there is a lack of investments that satisfy our criteria for absolute valuation and return possibilities, cash will build as we await better opportunities. Cash, or liquidity, is the residual of investment opportunity. We do not pursue our investment thesis with a particular cash level in mind. Thus, cash levels are a residual of actually having a disciplined investment process to which we adhere. We use cash as a risk management tool.

On a fundamental basis, it made no sense for the Fed to raise short-term interest rates. Economic growth has been slowing for most of the past year, and there has been a related slowdown in corporate profits, to say nothing of the even greater slowdown in global growth. In addition, high yield (junk) debt has become increasingly stressed. All of this indicates that the odds for a recession in the next six to nine months have increased, so this does not seem like a good time to slow down the economy further with a rate rise that creates more stress on already over-leveraged and under-cash-flowed companies. Perhaps the Fed, as it claims, is data-dependent and so in that case, it seems to be looking at the wrong data. The Fed frequently talks about employment data. However, employment data is a severely lagging indicator – when it gets good, that is a sign to start looking for things to get bad. While short-term rallies can always happen, fundamentally, economic data continue to look weak, and so with a Fed rate rise, the longer-term only looks bleaker.

In the current slowing economy, low inflation and low long-term rate environment, our overweight positions in utilities, REITs and consumer staples look sensible to us, as does our underweight of financial services. Holding cash increases our purchasing power as asset prices fall. Having capital to invest at lower valuations can produce substantial outperformance, because we do not have to wait for previously destroyed investment capital to recover. Cash is an effective asset class for protecting against market loss; it provides opportunities to take advantage of market declines, and it provides stability during times of uncertainty. That has proven to be preferable to riding the market indexes for the past 9 years, which left those who chose to ride out the two major down markets with little wealth accumulation to show for their emotional wear and tear.

For now, we do not expect any material changes to our portfolio positioning. We continue to expect a slower economy and so our positioning should become easier to hold. The Fed’s rate hike may also increase the chances of something blowing up, because the United States and other countries have built mountains of debt on low rates, and increasing costs on that debt may lead to unintended consequences.

THE IMPACT OF STOCK MARKET LOSSES

Portfolio Gain Required to Breakeven After a Loss

The above chart shows the gain required to offset losses from 0% to 90%. In the chart, losses are indicated on the horizontal axis – from 0% to 90%. The blue line (or line above the 0% axis) shows the gain needed to offset each loss – measured on the vertical axis. For example it takes a 25% gain to recover from a 20% loss. For comparison, the bottom line shows the size of the loss in order to emphasize the difference between the size of the loss and the gain required to offset it. Again, this is rudimentary but easy for individuals to understand. The easiest way to think about this is to imagine that the value of your holdings dropped from $20,000 to $10,000 – a 50% decrease. A 50% increase from $10,000 would only get you back to $15,000; you would need a 100% increase to get you back to $20,000.

The fact that you lost $10,000 does mean that you need to gain $10,000 to break even – as you would expect. However, this $10,000 required gain must be measured against the new starting asset base of $10,000 rather than the original $20,000 portfolio. As a result, the required percentage gain is ($10,000/$10,000) = 100%.

In simplistic terms, this is precisely how the Adviser makes money for clients over the long-term, by losing less in a down market. It pays to be cautious. If you lose 1% of your investment, it only takes a 1.01% increase to recover. If you lose 10%, it only takes an 11.11% gain to recover. However, as you can see from the chart, this is not a linear equation. The larger the loss, the larger the difference between the percentage loss and the percentage gain required to recover. The larger the gain needed, the larger the risk taken to achieve the larger return. In addition, the closer your loss gets to 100%, the closer the required offsetting gain gets to infinity. As a result, it is especially important to avoid large losses.

PERFORMANCE

The Fund is an actively managed fund and will not correspond to or track its relative benchmark over the short-term. Our goal, as it has always been, is to generate positive long-term returns that beat the benchmark over full market cycles.

The Fund performed as expected versus the respective benchmark and respective peer group for the six months ended May 31, 2016 and most notably the first quarter of 2016. The Fund had a first quarter 2016 return of 8.22% versus the Russell 3000 Value Index benchmark of a 1.64%, as our patience and fortitude paid off when we finally saw the downward volatility we have been awaiting. As investors became shaken because of the Chinese stock market, emerging markets, slowdown in global growth, oil futures plummeting, and an interest rate increase in December, there was a market rotation into higher quality more conservative stocks, which is how our portfolio has been positioned.

Simply put, we have had minimal exposure to the financial services and cyclical sectors for some time, which provided a bit of drag on the portfolio last year, but dramatically improved performance this year as these sectors became unfavorable. As the market moved in our direction, the portfolio responded as we thought it would. In our view, we continue to remain cautious and hold some cash, which is a by-product of an overvalued market where we feel equities are fully priced. We are not willing to take on additional risk just to be in the market and/or fully invested.

Buying stocks for the long-term requires courage, particularly in down markets. There is no such thing as “can’t lose” in the stock market. We look for stocks that we believe are excellent bargains, while recognizing that short-term movements in a company’s stock price can be baffling. It is common for us, when we purchase a stock, that it declines in price for a period of time. Subsequently, we have seen many of these holdings rebound to above our purchase price, but initially the original purchase can appear to be less than brilliant. The result is that we often have to demonstrate patience if the market for a stock does not immediately go our way. As we try to articulate to every shareholder, we are paid to manage risk.

FOR THE FUTURE

Developing and implementing independent research judgments that are different from the happy pronouncements of the popular financial media has paid off for Symons Capital and the Fund, since December 22, 2006 when our current Chief Investment Officer, Colin Symons, CFA, began managing the Fund. The payoff is the result of hard work, along with focused, clear-headed, intellectually independent thinking. In advance of each market downturn over the past 9 years, we prepared the Fund’s portfolio to limit downside risk, thereby preserving capital. This enabled the Fund to maintain purchasing power and turn market declines into buying opportunities. That is what happened in the major downturn in 2008, and in the smaller, but significant downturns in the third quarters of 2011 and 2015. In each downturn, we were able to identify potential clouds on the stock market’s horizon and prepare the portfolio to limit potential risk. The Fund steered away from financial stocks in 2007 before the subsequent “unforeseeable” downturn. This independent research-based investment portfolio management action was viewed as a serious mistake by the popular financial media yet in our view it was not “following the herd” but rather using prudent judgment.

Sincerely,

Colin E. Symons, CFA	Michael P. Czajka

Chief Investment Officer	Chief Executive Officer

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended May 31, 2016)

	Six Months	1 Year	5 Year	Since Inception (December 22, 2006)
Symons Value Institutional Fund	6.55%	6.74%	7.75%	6.22%
Russell 3000 Value Index**	2.88%	-0.28%	10.44%	4.85%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 29, 2016, were 1.34% of average daily assets (1.21% after fee waivers by the Adviser). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest and dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses) do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018. Additional information pertaining to the Fund’s expense ratios as of May 31, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Average annual total returns figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**	The Russell 3000 Value Index (the “Index”) is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2015 to May 31, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During the Period* December 1, 2015 – May 31, 2016
Actual expenses	$1,000.00	$1,065.50	$6.25
Hypothetical expenses **	$1,000.00	$1,018.95	$6.11

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 (Unaudited)

COMMON STOCKS – 76.16%	Shares	Fair Value
Biotechnology – 3.18%
Gilead Sciences, Inc.	35,460	$3,087,147

Communications Equipment – 3.08%
Telefonaktiebolaget LM Ericsson ADR	385,620	2,980,843

Distillers & Vintners – 3.57%
Diageo PLC ADR	31,685	3,457,784

Electric Utilities – 4.35%
Entergy Corp.	55,520	4,215,078

Health Care Services – 3.66%
Express Scripts Holding Co. *	46,940	3,546,317

Hotels, Resorts & Cruise Lines – 1.95%
Marriott International, Inc. – Class A	28,625	1,890,395

Household Products – 1.95%
Procter & Gamble Co./The	23,290	1,887,422

Independent Power Producers & Energy Traders – 3.11%
AES Corp.	271,930	3,015,704

Integrated Telecommunication Services – 8.27%
AT&T, Inc.	115,460	4,520,259
Orange SA ADR	201,170	3,494,323

		8,014,582

Movies & Entertainment – 3.51%
Viacom, Inc. – Class B	76,700	3,403,179

Multi-Utilities – 12.51%
Alliant Energy Corp.	63,200	2,341,560
Consolidated Edison, Inc.	47,530	3,482,048
Dominion Resources, Inc.	54,595	3,944,489
PG&E Corp.	39,270	2,359,342

		12,127,439

Packaged Foods & Meats – 14.57%
Campbell Soup Co.	70,160	4,249,591
ConAgra Foods, Inc.	91,130	4,164,641
Hershey Co./The	32,350	3,003,697
JM Smucker Co./The	20,970	2,708,275

		14,126,204

Property & Casualty Insurance – 2.91%
Berkshire Hathaway, Inc. – Class B *	20,055	2,818,530

Soft Drinks – 3.60%
PepsiCo, Inc.	34,500	3,490,365

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2016 (Unaudited)

COMMON STOCKS – 76.16% – continued	Shares	Fair Value
Specialty Stores – 1.57%
Staples, Inc.	172,770	$1,520,376

Wireless Telecommunication Services – 4.37%
Rogers Communications, Inc.	110,870	4,231,908

TOTAL COMMON STOCKS (Cost $65,096,139)		73,813,273

REAL ESTATE INVESTMENT TRUSTS – 6.69%
Digital Realty Trust, Inc.	33,650	3,211,892
Omega Healthcare Investors, Inc.	29,330	936,214
Public Storage	9,210	2,336,669

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,829,761)		6,484,775

MONEY MARKET SECURITIES – 16.96%
Fidelity Institutional Money Market Treasury Only – Class I, 0.17% (a)	16,431,939	16,431,939

TOTAL MONEY MARKET SECURITIES (Cost $16,431,939)		16,431,939

TOTAL INVESTMENTS – 99.81% (Cost $86,357,839)		96,729,987

Other Assets in Excess of Liabilities – 0.19%		188,065

NET ASSETS – 100.00%		$96,918,052

(a)	Rate disclosed is the seven day effective yield as of May 31, 2016.

*	Non-income producing security.

ADR – American Depositary Receipt

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 – (Unaudited)

Assets
Investment in securities:
At cost	$86,357,839

At fair value	$96,729,987
Receivable for fund shares sold	140,340
Dividends receivable	141,760
Prepaid expenses	13,105

Total Assets	97,025,192

Liabilities
Payable for fund shares redeemed	7,818
Payable to Adviser	76,389
Payable to administrator, fund accountant, and transfer agent	11,231
Other accrued expenses	11,702

Total Liabilities	107,140

Net Assets	$96,918,052

Net Assets consist of:
Paid-in capital	$85,509,064
Accumulated undistributed net investment income	218,959
Accumulated undistributed net realized gain from investment transactions	817,881
Net unrealized appreciation on investments	10,372,148

Net Assets	$96,918,052

Shares outstanding (unlimited number of shares authorized, no par value)	8,607,568

Net asset value (“NAV”) and offering price per share	$11.26

Redemption price per share (NAV * 98%) (a)	$11.03

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2016 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $5,654)	$1,143,298

Total investment income	1,143,298

Expenses
Investment Adviser fee	421,657
Administration expenses	31,215
Fund accounting expenses	16,220
Transfer agent expenses	17,666
Legal expenses	10,689
Registration expenses	10,576
Custodian expenses	4,855
Audit expenses	7,918
Trustee expenses	5,915
Insurance expense	3,475
Pricing expenses	976
Report printing expense	10,196
CCO expense	4,815
Miscellaneous expenses	3,342

Total expenses	549,515
Fees waived by Adviser	(38,941)

Net operating expenses	510,574

Net investment income	632,724

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	894,429
Net realized loss on foreign currency transactions	(4,281)
Net change in unrealized appreciation of investment securities	3,694,754

Net realized and unrealized gain on investments	4,584,902

Net increase in net assets resulting from operations	$5,217,626

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Change in Net Assets due to:
Operations
Net investment income	$632,724	$1,324,585
Net realized gain on investment securities and foreign currency transactions	890,148	3,272,089
Net change in unrealized appreciation (depreciation) of investment securities	3,694,754	(5,619,500)

Net increase (decrease) in net assets resulting from operations	5,217,626	(1,022,826)

Distributions
From net investment income	(614,226)	(1,406,672)
From net realized gains	(3,035,686)	(10,996,087)

Total distributions	(3,649,912)	(12,402,759)

Capital Transactions
Proceeds from shares sold	24,351,362	15,809,372
Proceeds from redemption fees (a)	4,026	1,579
Reinvestment of distributions	3,238,129	10,909,678
Amount paid for shares redeemed	(11,201,553)	(29,443,951)

Net increase (decrease) in net assets resulting from capital transactions	16,391,964	(2,723,322)

Total Increase (Decrease) in Net Assets	17,959,678	(16,148,907)

Net Assets
Beginning of period	78,958,374	95,107,281

End of period	$96,918,052	$78,958,374

Accumulated undistributed net investment income included in net assets at end of period	$218,959	$200,461

Share Transactions
Shares sold	2,205,061	1,412,623
Shares issued in reinvestment of distributions	301,771	956,281
Shares redeemed	(1,029,812)	(2,607,481)

Net increase (decrease) in shares	1,477,020	(238,577)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended May 31, 2016 (Unaudited)		Fiscal Year Ended
			November 30, 2015	November 30, 2014	November 30, 2013		November 30, 2012	November 30, 2011
Selected Per Share Data:
Net asset value, beginning of period	$11.07		$12.91	$11.82	$10.94		$10.40	$9.94

Investment Operations:
Net investment income	0.08		0.18	0.18	0.16		0.16	0.11 (a)
Net realized and unrealized gain (loss) on investments	0.62		(0.29)	1.06	1.59		0.77	0.80

Total from investment operations	0.70		(0.11)	1.24	1.75		0.93	0.91

Less distributions to shareholders:
From net investment income	(0.08)		(0.20)	(0.15)	(0.15)		(0.16)	(0.09)
From net realized gain	(0.43)		(1.53)	–	(0.72)		(0.22)	(0.30)
From return of capital	–		–	–	–		(0.01)	(0.06)

Total distributions	(0.51)		(1.73)	(0.15)	(0.87)		(0.39)	(0.45)

Paid in capital from redemption fees (b)	–		–	–	–		–	–

Net asset value, end of period	$11.26		$11.07	$12.91	$11.82		$10.94	$10.40

Total Return (c)	6.55	%(d)	(1.11)%	10.55%	16.05%		8.98%	9.33%
Ratios and Supplemental Data:
Net assets, end of period (000)	$96,918		$78,958	$95,107	$90,882		$91,391	$71,823
Ratio of net expenses to average net assets	1.21	%(e)	1.21%	1.21%	1.29	%(f)	1.46%	1.45%
Ratio of expenses to average net assets before waiver or recoupment by Adviser	1.30	%(e)	1.34%	1.34%	1.33%		1.29%	1.43%
Ratio of net investment income (loss) to average net assets	1.50	%(e)	1.61%	1.48%	1.32%		1.46%	1.00%
Portfolio turnover rate	34	%(d)	65%	58%	45%		28%	80%

(a)	Calculated using average shares method.

(b)	Redemption fees resulted in less than $0.005 per share.

(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d)	Not annualized

(e)	Annualized

(f)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2016 (Unaudited)

NOTE 1. ORGANIZATION

The Fund was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 and commenced operations on December 22, 2006. The Fund was formerly known as the Symons Alpha Value Institutional Fund. The name change was effective March 30, 2009. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Fund is Symons Capital Management, Inc. (the “Adviser”). The investment objective of the Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

During the period ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value NAV provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$73,813,273	$–	$–	$73,813,273
Real Estate Investment Trusts	6,484,775	–	–	6,484,775
Money Market Securities	16,431,939	–	–	16,431,939
Total	$96,729,987	$–	$–	$96,729,987

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended May 31, 2016, the Fund had no transfers between levels.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of acquired funds) do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018. For the period ended May 31, 2016, the Adviser earned a fee of $421,657 from the Fund. For the period ended May 31, 2016, the Adviser waived fees of $38,941. At May 31, 2016, the Fund owed the Adviser $76,389 for advisory services.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2016, are as follows:

Amount	Subject to Repayment Until November 30,
$ 61,132	2016
119,111	2017
104,317	2018
38,941	2019

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”), to provide the Fund with administrative, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended May 31, 2016, Ultimus earned fees of $31,215 for administration services provided to the Fund. At May 31, 2015, the Fund owed Ultimus $5,200 for administration services.

For the period ended May 31, 2016, Ultimus earned fees of $17,666 from the Fund for transfer agent services. For the period ended May 31, 2016, Ultimus earned fees of $16,220 from the Fund for fund accounting services. At May 31, 2016, the Fund owed Ultimus $2,506 for fund accounting services. At May 31, 2016, the Fund owed Ultimus $3,525 for transfer agent services.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Funds Solutions, LLC. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Inc. (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended May 31, 2016, the Custodian earned fees of $4,855 for custody services provided to the Fund. A Trustee of the Trust is a member of management of the Custodian; this Trustee and the officers of the Trust that are employees of Ultimus may be deemed to be affiliates of the Distributor.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$36,190,654
Sales	$24,929,074

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2016.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2016, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 30.80% of the Fund. As a result, Schwab may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2016, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$11,591,476
Gross Depreciation	(1,219,328)

Net Appreciation on Investments	$10,372,148

Tax Cost	$86,357,839

The tax character of distributions paid during the fiscal year ended November 30, 2015 was as follows:

2015
Distributions paid from:
Ordinary Income*	3,229,166
Long-term Capital Gain	9,173,593

$12,402,759

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Amount
Undistributed ordinary income	$199,122
Undistributed long term capital gain	3,007,612
Accumulated capital and other losses	(42,854)
Unrealized appreciation	6,677,394

$9,841,274

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year, may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

SYMONS VALUE INSTITUTIONAL FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

As of November 30, 2015, accumulated capital and other losses for the Fund consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$ 42,854	$ –	$ –	$ 42,854

As of November 30, 2015, the Fund did not have any unused capital loss carryforward available for federal tax purposes.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 679-6667 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief

    Financial Officer and Treasurer

Bo Howell, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Auer Growth Fund

Semi-Annual Report

May 31, 2016

Fund Adviser:

SBAuer Funds, LLC

8801 River Crossing Blvd., Suite 100

Indianapolis, IN 46240

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns*

(for the periods ended May 31, 2016)

	Six Months	1 Year	5 Year	Since Inception (December 28, 2007)
Auer Growth Fund	-9.67%	-17.20%	-3.70%	-5.40%
S&P 500® Index**	1.93%	1.72%	11.67%	6.38%
Russell 2000® Value Index**	0.19%	-2.75%	7.55%	5.48%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 29, 2016, were 2.00% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2016 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Average annual total returns reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The S&P 500® Index and Russell 2000® Value Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA.

1

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC, the Fund’s adviser (the “Adviser”), believes present the most favorable potential for capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2015 and held through May 31, 2016.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During the Period* December 1, 2015 – May 31, 2016
Actual	$1,000.00	$903.30	$11.38
Hypothetical**	$1,000.00	$1,013.04	$12.04

*	Expenses are equal to the Fund’s annualized expense ratio of 2.39%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

3

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2016 – (Unaudited)

Shares	COMMON STOCKS – 87.53%	Fair Value

	Consumer Discretionary – 15.28%
32,000	Century Communities, Inc. *	$579,520
10,500	Educational Development Corp.	111,825
38,000	KB Home	529,720
21,000	LGI Homes, Inc. *	567,420
76,000	Live Ventures, Inc. *	132,240
16,500	New Media Investment Group, Inc.	287,595
13,000	PulteGroup, Inc.	243,880
4,000	Scripps Networks Interactive, Inc., Class A	257,360
9,000	Smith & Wesson Holding Corp. *	219,330
40,000	UCP, Inc., Class A *	289,200
33,000	William Lyon Homes, Class A *	535,260

		3,753,350

	Consumer Staples – 2.57%
22,000	Natural Alternatives International, Inc. *	271,260
12,000	Natural Health Trends Corp.	358,200

		629,460

	Energy – 4.59%
75,000	DHT Holdings, Inc.	409,500
50,000	Dorian LPG Ltd. *	447,000
57,000	McDermott International, Inc. *	270,750

		1,127,250

	Financials – 22.89%
35,000	Atlas Financial Holdings, Inc. *	629,650
13,000	BofI Holding, Inc. *	244,010
9,000	Capitala Finance Corp. (a)	120,960
18,000	Charter Financial Corp.	239,040
14,500	CIT Group, Inc.	496,770
14,000	Civista Bancshares, Inc.	162,680
46,000	eHealth, Inc. *	635,720
7,500	First Bancshares, Inc./The	126,075
16,000	Flagstar Bancorp, Inc. *	387,840

See accompanying notes which are an integral part of these financial statements.

4

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2016 – (Unaudited)

Shares	COMMON STOCKS – 87.53% – continued	Fair Value

	Financials – 22.89% – continued
35,000	GAIN Capital Holdings, Inc.	$242,200
17,500	Health Insurance Innovations, Inc. *	126,875
20,000	Hercules Capital, Inc. (a)	245,400
9,500	HMN Financial, Inc. *	135,660
5,000	Mercantile Bank Corp.	122,200
5,100	Meta Financial Group, Inc.	254,235
30,000	Patriot National, Inc. *	226,500
13,000	Plumas Bancorp *	121,810
73,000	Porter Bancorp, Inc. *	132,130
40,000	SLM Corp. *	274,800
12,000	Timberland Bancorp, Inc.	179,760
10,000	United Bancshares, Inc.	181,000
25,000	United Security Bancshares *	135,000
17,000	Unity Bancorp, Inc.	200,600

		5,620,915

	Health Care – 9.27%
12,500	Cambrex Corp. *	611,375
18,000	Concordia Healthcare Corp.	554,760
80,000	CRH Medical Corp. *	274,400
25,000	Digirad Corp.	125,500
31,000	Electromed, Inc. *	130,510
42,000	Pro-Dex, Inc. *	169,260
16,500	Retrophin, Inc. *	293,370
10,000	Sucampo Pharmaceuticals, Inc., Class A *	117,600

		2,276,775

	Industrials – 11.65%
15,500	Air Lease Corp.	465,775
7,000	Air T, Inc. *	171,570
35,000	BG Staffing, Inc.	496,300
35,000	FreightCar America, Inc.	504,350
33,000	Hudson Technologies, Inc. *	114,180
48,000	Innovative Solutions & Support, Inc. *	137,280

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2016 – (Unaudited)

Shares	COMMON STOCKS – 87.53% – continued	Fair Value

	Industrials – 11.65% – continued
38,000	Sunrun, Inc. *	$240,920
7,700	Taylor Devices, Inc. *	126,434
9,000	VSE Corp.	604,890

		2,861,699

	Information Technology – 16.14%
17,000	Autobytel, Inc. *	243,610
43,000	Avid Technology, Inc. *	255,850
6,700	BroadSoft, Inc. *	292,120
15,000	CyberOptics Corp. *	253,350
8,700	Epiq Systems, Inc.	132,501
4,500	First Solar, Inc. *	223,425
18,000	Fitbit, Inc. *	255,240
275,000	GigPeak, Inc. *	772,750
30,000	MaxLinear, Inc., Class A *	621,600
30,000	Rubicon Project, Inc./The *	439,500
2,900	Stamps.com, Inc. *	263,871
90,000	Sunworks, Inc. *	209,700

		3,963,517

	Materials – 2.22%
16,240	Summit Materials, Inc., Class A *	353,220
3,000	U.S. Concrete, Inc. *	192,420

		545,640

	Real Estate Investment Trusts – 2.92%
21,000	Armada Hoffler Properties, Inc.	254,100
13,000	Great Ajax Corp.	179,270
10,500	Medical Properties Trust, Inc.	154,350
23,000	Tiptree Financial, Inc.	129,950

		717,670

	TOTAL COMMON STOCKS (Cost $20,584,953)	21,496,276

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2016 – (Unaudited)

Shares		Fair Value

	Money Market Securities – 15.03%
3,690,662	Fidelity Institutional Money Market Funds Treasury Portfolio – Class I, 0.19% (b)	$3,690,662

	Total Money Market Securities (Cost $3,690,662)	3,690,662

	Total Investments – 102.56% (Cost $24,275,615)	25,186,938

	Liabilities in Excess of Other Assets – (2.56)%	(627,813)

	NET ASSETS – 100.00%	$24,559,125

(a)	Business Development Company

(b)	Rate disclosed is the seven day effective yield as of May 31, 2016.

*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 – (Unaudited)

Assets
Investments in securities at fair value (cost $24,275,615)	$25,186,938
Receivable for investments sold	171,012
Dividends receivable	3,364
Prepaid expenses	10,996

Total Assets	25,372,310

Liabilities
Payable for investments purchased	764,353
Payable to Adviser	30,886
Payable to administrator, fund accountant, and transfer agent	8,234
Payable to custodian	794
Other accrued expenses	8,918

Total Liabilities	813,185

Net Assets	$24,559,125

Net Assets consist of:
Paid-in capital	$63,983,769
Accumulated undistributed net investment loss	(587,313)
Accumulated undistributed net realized loss from investments	(39,748,654)
Net unrealized appreciation on investments	911,323

Net Assets	$24,559,125

Shares outstanding (unlimited number of shares authorized, no par value)	3,925,080

Net asset value ("NAV") and offering price per share	$6.26

Redemption price per share (NAV * 99%) (a)	$6.20

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2016 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $203)	$221,270

Total investment income	221,270

Expenses
Investment Adviser fee	196,240
Administration expenses	17,451
Fund accounting expenses	12,510
Transfer agent expenses	21,082
Legal expenses	9,661
Registration expenses	14,194
Custodian expenses	4,369
Audit expenses	8,258
Trustee expenses	5,735
Insurance expense	3,235
Pricing expenses	2,343
Report printing expense	8,368
CCO expense	4,579
Miscellaneous expenses	4,103

Total expenses	312,128

Net investment loss	(90,858)

Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(2,939,575)
Net change in unrealized depreciation of investment securities	(247,621)

Net realized and unrealized loss on investments	(3,187,196)

Net decrease in net assets resulting from operations	$(3,278,054)

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2016 (Unaudited)	For the Year Ended November 30, 2015
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(90,858)	$(384,768)
Net realized loss on investment securities transactions	(2,939,575)	(13,147,911)
Net change in unrealized appreciation (depreciation) of investment securities	(247,621)	7,053,291

Net decrease in net assets resulting from operations	(3,278,054)	(6,479,388)

Capital Transactions
Proceeds from shares sold	32,660	634,579
Amount paid for shares redeemed	(6,955,395)	(25,604,962)

Net decrease in net assets resulting from capital transactions	(6,922,735)	(24,970,383)

Total Decrease in Net Assets	(10,200,789)	(31,449,771)

Net Assets
Beginning of period	34,759,914	66,209,685

End of period	$24,559,125	$34,759,914

Accumulated undistributed net investment loss	$(587,313)	$(496,455)

Share Transactions
Shares sold	5,012	83,677
Shares redeemed	(1,098,354)	(3,587,704)

Net decrease in shares outstanding	(1,093,342)	(3,504,027)

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2016 (Unaudited)		Fiscal Year Ended November 30,
			2015	2014	2013	2012		2011
Selected Per Share Data:
Net asset value, beginning of period	$6.93		$7.77	$8.31	$5.66	$5.92		$6.21

Investment Operations:
Net investment income loss	(0.05)		(0.20)	(0.12)	(0.03)	(0.05	)(a)	(0.06	)(a)
Net realized and unrealized gain (loss) on investments	(0.62)		(0.64)	(0.42)	2.68	(0.21)		(0.23)

Total from investment operations	(0.67)		(0.84)	(0.54)	2.65	(0.26)		(0.29)

Paid in capital from redemption fees	—		—	— (b)	—	—	(b)	—	(b)

Net asset value, end of period	$6.26		$6.93	$7.77	$8.31	$5.66		$5.92

Total Return (c)	(9.67	)%(d)	(10.81)%	(6.50)%	46.82%	(4.39)%		(4.67)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$24,559		$34,760	$66,210	$76,651	$61,770		$136,018
Ratio of expenses to average net assets	2.39	%(e)	1.98%	1.88%	1.91%	1.82%		1.71%
Ratio of net investment income (loss) to average net assets	(0.70	)%(e)	(0.75)%	(1.24)%	(0.27)%	(0.83)%		(0.81)%
Portfolio turnover rate	73	%(d)	138%	140%	147%	162%		145%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2016 – (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

12

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

During the period ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Foreign Currency Translation –The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are

13

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

14

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined in good faith by the Adviser, in conformity with policies adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the pricing service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

15

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,496,276	$—	$—	$21,496,276
Money Market Securities	3,690,662	—	—	3,690,662
Total	$25,186,938	$—	$—	$25,186,938

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended May 31, 2016, the Fund had no transfers between any Levels.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the period ended May 31, 2016, the Adviser earned a fee of $196,240 from the Fund. At May 31, 2016, the Fund owed the Adviser $30,886 for advisory services.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), formerly Huntington Asset Services, Inc. (“HASI”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended May 31, 2016, Ultimus earned fees of $17,451 for administration services provided to the Fund. At May 31, 2016, the Fund owed Ultimus $3,000 for administration services.

For the period ended May 31, 2016, Ultimus earned fees of $21,082 from the Fund for transfer agent services. For the period ended May 31, 2016, Ultimus earned fees of $12,510 from the Fund for fund accounting services.

16

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

At May 31, 2016, the Fund owed Ultimus $3,142 for transfer agent services. At May 31, 2016, the Fund owed Ultimus $2,092 for fund accounting services.

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC. Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). Effective at the close of business on December 31, 2015, Ultimus Fund Solutions, LLC acquired HASI and the Distributor from Huntington Bancshares, Incorporated (“HBI”). Prior to January 1, 2016, the Custodian, HASI and the Distributor were under common control by HBI. For the period ended May 31, 2016, the Custodian earned fees of $4,369 for custody services provided to the Fund. At May 31, 2016, the Fund owed the Custodian $794 for custody services. There were no payments made to the Distributor by the Fund for the period ended May 31, 2016. A Trustee of the Trust is a member of management of the Custodian; this Trustee and the officers of the Trust that are employees of Ultimus may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”). Under the Plan, the Fund can pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to: advertising; compensation to underwriters, dealers and selling personnel; the printing and mailing of prospectuses to other than current Fund shareholders; the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2017, upon notice to shareholders.

17

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2016, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$18,956,627
Sales	$28,028,111

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2016.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2016, Bryan Auer and Janet Auer, who are married, owned 67.88% of the Fund. As a result, Bryan and Janet Auer each may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2016, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,533,075
Gross (Depreciation)	(827,047)

Net Appreciation on Investments	$706,028

At May 31, 2016, the aggregate cost of securities for federal income tax purposes, was $24,480,910.

At November 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(37,100,239)
Unrealized appreciation	953,649

$(36,146,590)

18

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2016 – (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION – continued

The difference between book basis and tax basis unrealized depreciation is attributable to basis adjustments for investments in partnerships.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Fund’s following taxable year.

As of November 30, 2015, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses	Total
$ 6,769,699	$29,818,510	$512,030	$37,100,239

As of November 30, 2015, the Fund had available for federal tax purposes an unused capital loss carryforward of $29,818,510, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration—short term	$6,778,788
No expiration—long term	—
Expires on November 30, 2017	23,039,722

29,818,510

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2016, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

19

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the period ended June 30 is available without charge upon request by (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer     and Treasuer

Bo Howell, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

8801 River Crossing Blvd., Suite 100

Indianapolis, IN 46240

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 4415

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

20

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

21

AUER GROWTH FUND

(AUERX)

Semi-Annual Report

May 31, 2016

SBAuer Funds, LLC

8801 River Crossing Blvd., Suite 100

Indianapolis, IN 46240

Toll Free – 888-711-AUER (2837)

www.auergrowthfund.com

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date	8/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date	8/2/2016

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/2/2016